LONG-TERM DEBT - Balances of all outstanding debt, unamortized debt discounts, and unamortized deferred financing costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: Unamortized debt discount	$ 0	$ (615)
Less: Unamortized deferred financing costs	0	(2,377)
Less: Current maturities of long-term debt		(62,678)
Secured Debt | Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross	0	214,081
Less: Unamortized debt discount	0	(615)
Less: Unamortized deferred financing costs	0	(2,377)
Total	0	211,089
Less: Current maturities of long-term debt	0	(62,678)
Total	0	148,411
Promissory Notes | Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross	0	24,879
CARES Act Paycheck Protection Program Loan | Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0
A-1 | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	10.92%
Long-term Debt, Gross	$ 0	11,811
A-2 | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	10.92%
Long-term Debt, Gross	$ 0	7,874
Amended 1st Facility | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount	0	(63)
Less: Unamortized deferred financing costs	$ 0	(137)
A-3 | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	10.92%
Long-term Debt, Gross	$ 0	28,104
B | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	12.00%
Long-term Debt, Gross	$ 0	8,119
2nd Facility | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount	0	(233)
Less: Unamortized deferred financing costs	$ 0	(1,075)
2nd Facility A | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	8.15%
Long-term Debt, Gross	$ 0	55,450
2nd Facility B | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	11.40%
Long-term Debt, Gross	$ 0	24,510
3rd Facility | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	9.54%
Less: Unamortized debt discount	$ 0	(319)
Less: Unamortized deferred financing costs	$ 0	(1,165)
3rd Facility A | Secured Debt | Credit Facility
Debt Instrument [Line Items]
Interest Rate Per Annum	9.54%
Long-term Debt, Gross	$ 0	$ 53,334